Financing receivables, net (Schedule of Aging of Financing Receivables) (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivables, Past Due	¥ 307,626	¥ 21,075
Financing Receivables, Current	113,868	987,890
Total financing receivables	421,494	1,008,965
Financing Receivables 1 To 90 Days Past Due [Member]
Financing Receivables, Past Due	29,109	13,074
Financing Receivables 91 To 180 Days Past Due [Member]
Financing Receivables, Past Due	26,192	6,590
Financing Receivables 181 To 360 Days Past Due [Member]
Financing Receivables, Past Due	232,142	1,411
Financing Receivables Over 1 Year Past Due [Member]
Financing Receivables, Past Due	20,183
Micro Credit personal Loans [Member]
Financing Receivables, Past Due	112,483	21,075
Financing Receivables, Current	82,034	713,033
Total financing receivables	194,517	734,108
Micro Credit personal Loans [Member] | Financing Receivables 1 To 90 Days Past Due [Member]
Financing Receivables, Past Due	29,109	13,074
Micro Credit personal Loans [Member] | Financing Receivables 91 To 180 Days Past Due [Member]
Financing Receivables, Past Due	26,192	6,590
Micro Credit personal Loans [Member] | Financing Receivables 181 To 360 Days Past Due [Member]
Financing Receivables, Past Due	36,999	1,411
Micro Credit personal Loans [Member] | Financing Receivables Over 1 Year Past Due [Member]
Financing Receivables, Past Due	20,183
Micro Credit personal Loans [Member] | Guaranteed by a Third Party Corporation [Member]
Total financing receivables		371,031
Corporate Loans [Member]
Financing Receivables, Past Due	195,143
Financing Receivables, Current	31,834	274,857
Total financing receivables	226,977	¥ 274,857
Corporate Loans [Member] | Financing Receivables 181 To 360 Days Past Due [Member]
Financing Receivables, Past Due	¥ 195,143